Restructurings and Impairments (Tables)	24 Months Ended
Oct. 31, 2012
Schedule of Restructuring Liability

The following tables summarize the activity in the restructuring liability for the years ended October 31, 2012 and 2011, which includes amounts related to discontinued operations and excludes pension and other postretirement contractual termination benefits charges and the pension curtailment:

(in millions)	Balance at October 31, 2011	Additions	Payments	Adjustments	Balance at October 31, 2012
Employee termination charges	$31	$73	$(30)	$(2)	$72
Employee relocation costs	—	8	(8)	—	—
Lease vacancy	—	19	(4)	2	17
Other	8	11	(17)	(2)	—

Restructuring liability	$39	$111	$(59)	$(2)	$89

(in millions)	Balance at October 31, 2010	Additions	Payments	Adjustments	Balance at October 31, 2011
Employee termination charges	$5	$31	$(5)	$—	$31
Employee relocation costs	—	9	(9)	—	—
Other	—	8	—	—	8

Restructuring liability	$5	$48	$(14)	$—	$39